SEGMENT REPORTING - Narrative (Details) - segment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Number of reportable segments	3
Majority percentage of non-current assets	73.80%	77.50%